Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Share Subscription in Progress	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total	F Shares
As at December 31, 2024 at Dec. 31, 2023	$ 229	$ 0	$ 24,730	$ (20,712)	$ 784	$ 5,031
Beginning balance, shares at Dec. 31, 2023	15,446,807						1,499,700
Stock-based compensation			42			42
L1 SPA	$ 33		5,057			5,090
L1 SPA, shares	3,317,719
Anson SPA	$ 40		5,787			5,827
Anson SPA, shares	3,970,104
Comprehensive income / (loss)				(10,758)	(8)	(10,766)
As at June 30, 2025 at Jun. 30, 2024	$ 302	0	35,616	(31,470)	776	5,224
Beginning balance, shares at Jun. 30, 2024	22,734,630						1,499,700
As at December 31, 2024 at Dec. 31, 2024	$ 1,075	0	117,944	(41,913)	758	77,864
Beginning balance, shares at Dec. 31, 2024	100,039,519						1,499,700
Stock-based compensation			8,296			8,296
L1 SPA	$ 43		7,788			7,831
L1 SPA, shares	4,250,000
Anson SPA	$ 58		10,537			10,595
Anson SPA, shares	5,750,000
Comprehensive income / (loss)				(20,000)	108	(19,892)
Options exercised	$ 12	1	(3,024)			$ (3,011)
Options exercised, shares	1,231,981					2,258,623	100
Anson Warrants	$ 22		3,665			$ 3,687
Anson warrants	2,234,691
L1 Warrants	$ 22		3,665			3,687
L1 Warrants	2,234,691
ATM	$ 75		27,048			27,123
ATM, shares	7,509,737
Investment in WeCan Group	$ 5		1,944			1,949
Investment in WeCan Group, shares	481,110
As at June 30, 2025 at Jun. 30, 2025	$ 1,312	$ 1	$ 177,863	$ (61,913)	$ 866	$ 118,129
Beginning balance, shares at Jun. 30, 2025	123,731,729						1,499,800